Loans and Allowance for Loan Losses and Credit Quality (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in Allowance for loan losses
Beginning balance	$ 4,015	$ 4,037	$ 3,723
Provision for loan losses	1,177	2,227	1,878
Loans charged off	(2,051)	(2,487)	(1,765)
Loan recoveries	505	238	201
Ending Balance	$ 3,646	$ 4,015	$ 4,037